Goodwill and Other Intangible Assets - Summary of Reconciliation of Intangible Assets (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($)
Selling Expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization | $	$ 225	$ 0
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortization period of intangible assets | yr	8